SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes and other explanatory information [abstract]
Advertising, Marketing, and Investor Relations	$ 642,055	$ 872,996	$ 3,915,184	$ 3,013,764
Compliance fees	27,816	25,410	163,451	127,746
Impairment of accounts receivable			198,513
Contract Work	729,378	79,518	796,725	379,384
Other	206,271	289,275	769,703	827,055
Office and Miscellaneous Expenses	$ 1,605,520	$ 1,267,199	$ 5,843,576	$ 4,347,949